Basic and Diluted Net Loss Per Share - Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share [Abstract]
Weighted number of shares	30,189,667,540	6,364,731,650
Net loss attributable to equity holders of the Company	$ 1,574	$ (4,134)